Private Placement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2019	Sep. 02, 2019	Aug. 15, 2019	Jul. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 12,000,000
Exercise price of warrant					$ 11.50
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant		1
Exercise price of warrant		$ 11.50
Threshold period of warrants entitled to purchase shares		65 days
Sponsor | Private Placement
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Outstanding	12,000,000	12,000,000	12,000,000	12,000,000		12,000,000
Founder's Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued		12,000,000
Warrants offering price		$ 1.00
Aggregate purchase price		$ 12,000,000